Inventory (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Classes of current inventories [abstract]
Inventory expensed to cost of goods sold	$ 94,703	$ 127,205
Fair value adjustment on inventory sold	31,767	40,910
Reversal of inventory impairment	2,927	0
Reversal of fair value amounts on inventory sold	688	0
Stock based compensation expensed to costs of sales	1,505	6,105
Inventory capitalized depreciation costs	$ 15,677	$ 11,988